Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of effective tax rate
	For the Years Ended December 31,
	2021	2020	2019
Federal
Current	$-	$-	$-
Deferred	738,851	-	-
	738,851	-	-
State
Current	684,774	-	-
Deferred	(276,479)	-	-
	408,295	-	-

Total	$1,147,146	$-	$-

Schedule of Canada federal and state income tax benefits
	For the Years Ended December 31,
	2021	2020	2019
Federal
Current	$-	$-	$-
Deferred	(37,879)	-	-
	(37,879)	-	-
State
Current	-	-	-
Deferred	(20,202)	-	-
	(20,202)	-	-

Total	$(58,081)	$-	$-

Schedule of effective tax rate
	For the Years Ended December 31,
	2021	2020	2019
US Federal income tax rate	21.0%	21.0%	21.0%
Effect of foreign operations taxed at various rates	6.0%	0%	0%
State income taxes, net of federal benefit	3.0%	0%	0%
Reserves on Hong Kong share-based compensation tax benefits	11.5%	0%	0%
Excessive share-based Compensation tax benefits	(3.0)%	0%	0%
Non-deductible executives compensation	1.9%	0%	0%
Non-deductible impairment on digital assets	3.7%	0%	0%
Others	0.1%	0%	0%
Effect of change in valuation allowance	0%	(21)%	(21)%
Total	44.2%	-	-

Schedule of deferred tax assets and liabilities
	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating losses carryforwards	$4,775,905	$241,083
Share-based compensation	609,933

Deferred tax liabilities:
Depreciation	(5,696,982)	-
Net deferred tax assets/(liabilities):	(311,144)	241,083
Less: valuation allowance	(93,147)	(241,083)
Net deferred tax assets/(liabilities) after Valuation Allowance	$(404,291)	$-